As filed with the U.S. Securities and Exchange Commission on July 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2024

Vest 10 Year Interest Rate Hedge ETF
(formerly, Cboe Vest 10 Year Interest Rate Hedge ETF)

Ticker: RYSE

Vest 2 Year Interest Rate Hedge ETF

Ticker: HYKE

Vest ETFs

Vest 10 Year Interest Rate Hedge ETF

Letters to Shareholders
(Unaudited)

This discussion is for the Vest 10 Year Interest Rate Hedge ETF (the “Fund” or “RYSE”) for the period from November 1, 2023 through April 30, 2024 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.

The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund invests in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.

During the current fiscal period, the Fund generally held a portfolio of swaptions on the 10-Year Rate and Treasury Bills.

Fund Performance

For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -3.01%. This fund performance can be attributed to the following factors:

1.	Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately -5.28% during the current fiscal period.

2.	Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 2.69% during the current fiscal period.

3.	Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.42%.

Using market prices for the Fund, the Fund’s performance for the current fiscal period was -3.96%. For comparison purposes, the performance for the current fiscal period for the S&P 500® Index and the ICE U.S. Treasury 20+ Year Bond Index were 20.98% and 7.70%, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares when sold or redeemed, may be worth more or less than their original cost.

Vest 2 Year Interest Rate Hedge ETF

Letters to Shareholders
(Unaudited) (Continued)

This discussion is for the Vest 2 Year Interest Rate Hedge ETF (the “Fund” or “HYKE”) for the period from Fund inception (January 10, 2024) through April 30, 2024 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates.

The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 2-year interest rate (the “2-Year Rate”) rises. The Fund is expected to experience losses when the 2-Year Rate falls. The 2-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 2 years. To achieve its investment objective of hedging against increases in the 2-Year Rate, the Fund invests in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.

During the current fiscal period, the Fund generally held a portfolio of swaptions on the 2-Year Rate and Treasury Bills.

Fund Performance

For the current fiscal period, the Fund’s net asset value (“NAV”) performance was 21.68%. This fund performance can be attributed to the following factors:

4.	Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately 20.30% during the current fiscal period.

5.	Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 1.64% during the current fiscal period.

6.	Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.26%.

Using market prices for the Fund, the Fund’s performance for the current fiscal period was 22.29%. For comparison purposes, the performance for the current fiscal period for the S&P 500® Index and the ICE U.S. Treasury 1-3 Year Bond Index were 5.70% and -0.02%, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares when sold or redeemed, may be worth more or less than their original cost.

Vest 2 Year Interest Rate Hedge ETF

Letters to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Funds may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Funds invest more heavily in particular sectors of the economy, the Funds’ performance may be more sensitive to developments that significantly affect those sectors. The Funds are non-diversified and may concentrate their assets in fewer holdings than a diversified fund. Derivatives, such as the options in which the Funds invest, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Funds. Writing call options are speculative activities and entail greater-than-ordinary investment risks. The Funds’ use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Funds’ portfolio managers use options to enhance the Funds’ return or as a substitute for a position or security. When selling a call option, the Funds will receive a premium; however, this premium may not be enough to offset a loss incurred by the Funds if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying stock(s). The Funds may “turn over” some or all of its covered calls as frequently as weekly, and higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. The Funds’ covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Funds may be subject to tax at effective tax rates that are higher than the rates that would apply if the Funds were to engage in a different investment strategy.

Distributed by Quasar Distributors, LLC.

Vest ETFs

Portfolio Allocations
As of April 30, 2024 (Unaudited)

Vest 10 Year Interest Rate Hedge ETF

Security Type	Percentage of Net Assets
Other Assets in Excess of Liabilities	42.6%
Short-Term Investments	34.5
Purchased Options	22.9
Total	100.0%

Vest 2 Year Interest Rate Hedge ETF

Security Type	Percentage of Net Assets
Short-Term Investments	55.2%
Purchased Options	28.9
Other Assets in Excess of Liabilities	15.9
Total	100.0%

Vest 10 Year Interest Rate Hedge ETF

Schedules of Investments
as of April 30, 2024 (Unaudited)

Security Description				Notional Amount	Value
PURCHASED OPTIONS — 22.9%
Interest Rate Swaptions – 22.9%
10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Floating Rate
Expiration: 06/28/2024; Exercise Rate: 3.023%				$5,904,465	$596,020
TOTAL PURCHASED OPTIONS (Cost $366,500)					596,020
				Shares
SHORT-TERM INVESTMENTS — 34.5%
Money Market Funds — 2.2%
First American Treasury Obligations Fund - Class X, 5.21%(a)				57,407	57,407

	Maturity	Effective Yield		Par
U.S. Treasury Bills — 32.3%
United States Treasury Bill(b)	06/27/2024	5.35	%(c)	$845,000	837,956
TOTAL SHORT-TERM INVESTMENTS (Cost $895,463)					895,363

TOTAL INVESTMENTS — 57.4% (Cost $1,261,963)					1,491,383
Other Assets in Excess of Liabilities — 42.6%					1,105,329
TOTAL NET ASSETS — 100.0%					$2,596,712

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate.
(a)	The rate shown represents the annualized 7-day yield as of April 30, 2024.
(b)	Zero coupon bond.
(c)	The rate shown is the effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Vest 10 Year Interest Rate Hedge ETF

Schedules of Written Options
as of April 30, 2024 (Unaudited)

Security Description	Notional Amount	Value
WRITTEN OPTIONS — (1.7)%
Interest Rate Swaptions — (1.7)%
10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
Expiration: 06/28/2024; Exercise Rate: 4.473%	$(5,904,465)	$(44,968)
TOTAL WRITTEN OPTIONS (Premiums received $6,328)		$(44,968)

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

Vest 2 Year Interest Rate Hedge ETF

Schedules of Investments
as of April 30, 2024 (Unaudited)

Security Description				Notional Amount	Value
PURCHASED OPTIONS — 28.9%
Interest Rate Swaptions – 28.9%
2-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Floating Rate
Expiration: 06/28/2024; Exercise Rate: 3.312%				$7,453,308	$217,913
TOTAL PURCHASED OPTIONS (Cost $142,000)					217,913
				Shares
SHORT-TERM INVESTMENTS — 55.2%
Money Market Funds — 26.7%
First American Treasury Obligations Fund - Class X, 5.21%(a)				202,140	202,140

	Maturity	Effective Yield		Par
U.S. Treasury Bills — 28.5%
United States Treasury Bill(b)	06/27/2024	5.35	%(c)	$217,000	215,191
TOTAL SHORT-TERM INVESTMENTS (Cost $417,357)					417,331

TOTAL INVESTMENTS — 84.1% (Cost $559,357)					635,244
Other Assets in Excess of Liabilities — 15.9%					120,403
TOTAL NET ASSETS — 100.0%					$755,647

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate.
(a)	The rate shown represents the annualized 7-day yield as of April 30, 2024.
(b)	Zero coupon bond.
(c)	The rate shown is the effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Vest 2 Year Interest Rate Hedge ETF

Schedules of Written Options
as of April 30, 2024 (Unaudited)

Security Description	Notional Amount	Value
WRITTEN OPTIONS — (2.6)%
Interest Rate Swaptions — (2.6)%
2-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
Expiration: 06/28/2024; Exercise Rate: 4.962%	$(7,453,308)	$(19,520)
TOTAL WRITTEN OPTIONS (Premiums received $2,623)		$(19,520)

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

Vest ETFs

Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	Vest 10 Year Interest Rate Hedge ETF	Vest 2 Year Interest Rate Hedge ETF
ASSETS
Investments in securities, at value(a)	$1,491,383	$635,244
Cash	730,000	140,000
Receivable for securities sold	421,000	—
Interest receivable	1,630	433
Total assets	2,644,013	775,677

LIABILITIES
Written options, at value(a)	44,968	19,520
Management fees payable	2,333	510
Total liabilities	47,301	20,030

NET ASSETS	$2,596,712	$755,647

Net Assets Consist of:
Paid-in capital	$2,913,823	$627,375
Total distributable earnings (accumulated deficit)	(317,111)	128,272
Net assets	$2,596,712	$755,647

Net Asset Value:
Net assets	$2,596,712	$755,647
Shares outstanding (b)	100,000	25,000
Net asset value, offering and redemption price per share	$25.97	$30.23

(a)	Identified Cost:
	Investments in Securities	$1,261,963	$559,357
	Written options	(6,328)	(2,623)
(b)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Vest ETFs

Statements of Operations
For the Six-Months/Period Ended April 30, 2024 (Unaudited)

	Vest 10 Year Interest Rate Hedge ETF	Vest 2 Year Interest Rate Hedge ETF(1)
INCOME
Interest	$92,082	$7,150
Total income	92,082	7,150

EXPENSES
Management fees	20,673	1,739
Total expenses	20,673	1,739
Net investment income (loss)	71,409	5,411

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(578,835)	71,645
Written options	65,250	(3,312)
Change in unrealized appreciation (depreciation) on:
Investments	(77,445)	75,887
Written options	17,211	(16,897)
Net realized and unrealized gain (loss) on investments	(573,819)	127,323
Net Increase (decrease) in net assets resulting from operations	$(502,410)	$132,734

(1)	The Fund commenced operations on January 10, 2024. The information presented is for the period from January 10, 2024 to April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Vest 10 Year Interest Rate Hedge ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)
OPERATIONS
Net investment income (loss)	$71,409	$117,981
Net realized gain (loss) on investments and written options	(513,585)	942,009
Change in unrealized appreciation (depreciation) on investments and written options	(60,234)	251,014
Net increase (decrease) in net assets resulting from operations	(502,410)	1,311,004

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,028,808)	(96,897)
Total distributions to shareholders	(1,028,808)	(96,897)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	6,737,933
Payments for shares redeemed	(2,472,260)	(1,377,260)
Transaction fees (Note 8)	5,934	19,476
Net increase (decrease) in net assets derived from capital share transactions (a)	(2,466,326)	5,380,149
Net increase (decrease) in net assets	$(3,997,544)	$6,594,256

NET ASSETS
Beginning of period	$6,594,256	$—
End of period	$2,596,712	$6,594,256

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	250,000
Shares redeemed	(100,000)	(50,000)
Net increase (decrease)	(100,000)	200,000

(1)	The Fund commenced operations on February 2, 2023. The information presented is for the period from February 2, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

Vest 2 Year Interest Rate Hedge ETF

Statement of Changes in Net Assets

Period Ended April 30, 2024(1) (Unaudited)
OPERATIONS
Net investment income (loss)	$5,411
Net realized gain (loss) on investments and written options	68,333
Change in unrealized appreciation (depreciation) on investments and written options	58,990
Net increase (decrease) in net assets resulting from operations	132,734

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,462)
Total distributions to shareholders	(4,462)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	625,000
Transaction fees (Note 8)	2,375
Net increase (decrease) in net assets derived from capital share transactions (a)	627,375
Net increase (decrease) in net assets	$755,647

NET ASSETS
Beginning of period	$—
End of period	$755,647

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	25,000
Shares redeemed	—
Net increase (decrease)	25,000

(1)	The Fund commenced operations on January 10, 2024. The information presented is for the period from January 10, 2024 to April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Vest 10 Year Interest Rate Hedge ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
Net asset value, beginning of period	$32.97		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.38		0.80
Net realized and unrealized gain (loss) on investments (6)	(2.27)		7.62
Total from investment operations	(1.89)		8.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.43)		(0.58)
From realized gains	(4.71)
Total distributions to shareholders	(5.14)		(0.58)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.03		0.13

Net asset value, end of period	$25.97		$32.97

Total return	-3.01	%(3)	34.56	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,597		$6,594

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)	0.85	%(4)
Net investment income (loss) to average net assets	2.93	%(4)	3.73	%(4)
Portfolio turnover rate (5)	0	%(3)	0	%(3)

(1)	The Fund commenced operartions on February 2, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Vest 2 Year Interest Rate Hedge ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended April 30, 2024 (1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22
Net realized and unrealized gain (loss) on investments (6)	5.09
Total from investment operations	5.31

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.18)
Total distributions to shareholders	(0.18)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.10

Net asset value, end of period	$30.23

Total return	21.68	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$756

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)
Net investment income (loss) to average net assets	2.65	%(4)
Portfolio turnover rate (5)	0	%(3)

(1)	The Fund commenced operations on January 10, 2024.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Vest ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Vest 10 Year Interest Rate Hedge ETF and Vest 2 Year Interest Rate Hedge ETF (individually, each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The investment objective of Vest 10 Year Interest Rate Hedge ETF is to seek to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates. The investment objective of Vest 2 Year Interest Rate Hedge ETF is to seek to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates. Vest 10 Year Interest Rate Hedge ETF commenced operations on February 2, 2023, and Vest 2 Year Interest Rate Hedge ETF commenced operations on January 10, 2024.

The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to Financial Statements is the period from November 1, 2023 to April 30, 2024 for Vest 10 Year Interest Rate Hedge ETF and the period from January 10, 2024 to April 30, 2024 for Vest 2 Year Interest Rate Hedge ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vest 10 Year Interest Rate Hedge ETF

Assets (a)	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$596,020	$—	$596,020
Money Market Funds	57,407	—	—	57,407
U.S. Treasury Bills	—	837,956	—	837,956
Total Investments in Securities	$57,407	$1,433,976	$—	$1,491,383

Liabilities (b)	Level 1	Level 2	Level 3	Total
Written Options	$—	$44,968	$—	$44,968

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Vest 2 Year Interest Rate Hedge ETF

Assets (a)	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$217,913	$—	$217,913
Money Market Funds	202,140	—	—	202,140
U.S. Treasury Bills	—	215,191	—	215,191
Total Investments in Securities	$202,140	$433,104	$—	$635,244

Liabilities (b)	Level 1	Level 2	Level 3	Total
Written Options	$—	$19,520	$—	$19,520

(a)	See Schedules of Investments for further disaggregation of investment categories.
(b)	See Schedules of Written Options for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax provisions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly and distributions from net realized gains on securities, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and, if any, are primarily due to differing book and tax treatments for in-kind transactions. For the current fiscal period, there were no permanent differences.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Interest rate swaps are contracts where one party “swaps” one type of cash flow for a different type of cash flow. The Funds will generally enter into interest rate swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly or semi-annually) or on the expiration date. The Funds will primarily utilize interest rate swaps tied to the 10-Year or 2-Year Rate, respectively, that are intended to increase in value when the actual or expected 10-Year or 2-Year Rate exceeds the fixed rate referenced in those swaps. Interest rate swaps are derivative instruments that trade over the counter, which means they trade in a broker-dealer network, as opposed to on a centralized exchange.

Interest rate swaptions are options that give a party the right, but not the obligation, to enter into an interest rate swap at some designated future time on specified terms. An interest rate payer swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund pays a fixed interest rate and receives a floating interest rate. An interest rate receiver swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund receives a fixed interest rate and pays a floating interest rate.

The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Vest 10 Year Interest Rate Hedge ETF	Purchased Options – Interest Rate Swaptions	Investments in securities, at value	$596,020
Vest 2 Year Interest Rate Hedge ETF	Purchased Options – Interest Rate Swaptions	Investments in securities, at value	217,913

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Vest 10 Year Interest Rate Hedge ETF	Written Options – Interest Rate Swaptions	Written Options, at value	$(44,968)
Vest 2 Year Interest Rate Hedge ETF	Written Options – Interest Rate Swaptions	Written Options, at value	(19,520)

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The effect of derivative instruments on the Statement of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Vest 10 Year Interest Rate Hedge ETF	Purchased Options - Interest Rate Swaptions	$(578,700	)*	$(77,445	)**
Vest 10 Year Interest Rate Hedge ETF	Written Options - Interest Rate Swaptions	65,250		17,211
Vest 2 Year Interest Rate Hedge ETF	Purchased Options - Interest Rate Swaptions	71,646	*	75,887	**
Vest 2 Year Interest Rate Hedge ETF	Written Options - Interest Rate Swaptions	(3,312)		(16,897)

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

The average monthly market values of outstanding purchased and written options during the current fiscal period were as follows:

Purchased Options	Average Value
Vest 10 Year Interest Rate Hedge ETF	$759,674
Vest 2 Year Interest Rate Hedge ETF	167,719

Written Options	Average Value
Vest 10 Year Interest Rate Hedge ETF	$(29,773)
Vest 2 Year Interest Rate Hedge ETF	(10,345)

OFFSETTING ASSETS AND LIABILITIES

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

Vest 10 Year Interest Rate Hedged ETF

				Gross Amount not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amount of Recognized Assets/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received/ Pledged	Net Amount
Assets
Interest Rate Swaptions
Goldman Sachs	$596,020	$—	$596,020	$(44,968)	$—	$551,052
Liabilities
Interest Rate Swaptions
Goldman Sachs	(44,968)	—	(44,968)	$44,968	$—	—

Vest 2 Year Interest Rate Hedged ETF

				Gross Amount not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amount of Recognized Assets/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received/ Pledged	Net Amount
Assets
Interest Rate Swaptions
Goldman Sachs	$217,913	$—	$217,913	$(19,520)	$—	$198,393
Liabilities
Interest Rate Swaptions
Goldman Sachs	(19,520)	—	(19,520)	$19,520	$—	—

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vest Financial LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, there were no purchases and sales of securities by the Funds, excluding short-term securities, derivatives, and in-kind transactions.

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

NOTE 7 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes for Vest 10 Year Interest Rate Hedge ETF as of October 31, 2023, were as follows:

Tax cost of investments	$6,394,472
Gross tax unrealized appreciation	$306,929
Gross tax unrealized depreciation	(64)
Net tax unrealized appreciation (depreciation)	306,865
Undistributed ordinary income	963,093
Undistributed long-term capital gain	—
Other accumulated gain (loss)	(55,851)
Distributable earnings (accumulated deficit)	$1,214,107

Vest 2 Year Interest Rate Hedge ETF commenced operations on January 10, 2024, and therefore did not appear in the above table.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023, Vest 10 Year Interest Rate Hedge ETF did not elect to defer any post-October losses or late-year ordinary losses.

As of October 31, 2023, Vest 10 Year Interest Rate Hedge ETF had no capital loss carryforward available.

The tax character of distributions paid by Vest 10 Year Interest Rate Hedge ETF during the fiscal period ended October 31, 2023 was $96,897 of ordinary income.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds is $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Swaptions Risk. A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Funds to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Funds. The Funds risk losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Fund fails to exercise such option at or prior to its expiration. When the Funds write (sell) a swaption, there is a risk that the option will be exercised by the purchaser when the market value of the underlying interest rate swap changes unfavorably with respect to the Fund. The Funds’ loss may exceed the option premium received by the Fund.

Counterparty Risk. The risk of loss to the Funds for derivative transactions (such as interest rate swaps or swaptions) that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a derivative instrument involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to

Vest ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

the transaction will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Funds, the value of an investment held by the Funds may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the Funds may not be able to achieve their investment objectives.

NOTE 10 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Vest 10 Year Interest Rate Hedge ETF	25,000	25.00%
Vest 2 Year Interest Rate Hedge ETF	25,000	100.00%

Vest ETFs

Expense Examples

For the Six-Months/Period Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Vest ETFs

Expense Examples

For the Six-Months/Period Ended April 30, 2024 (Unaudited) (Continued)

Vest 10 Year Interest Rate Hedge ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 969.90	$ 4.16
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.64	$ 4.27

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

Vest 2 Year Interest Rate Hedge ETF

	Beginning Account Value January 10, 2024(2)	Ending Account Value April 30, 2024	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,216.80	$ 2.86(3)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.64	$ 4.27(4)

(2)	Fund commencement.
(3)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the period, multiplied by 111/366, to reflect the period.

(4)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

Vest ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Vest 2 Year Interest Rate Hedge ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 11-12, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Vest Financial LLC (formerly Cboe VestSM Financial LLC) (the “Adviser”) and the Trust, on behalf of the Vest 2 Year Interest Rate Hedge ETF (formerly the Cboe Vest 1 Year Interest Rate Hedge ETF) (the “Fund”), for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including: information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust, including the Vest 10 Year Interest Rate Hedge ETF (formerly the Cboe Vest 10 Year Interest Rate Hedge ETF), and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be approved. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board

Vest 2 Year Interest Rate Hedge ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. In particular, the Board considered the Adviser’s proposed services in light of the Fund’s unique strategy to invest in various derivatives to hedge against a rise in certain interest rates while also using long and/or short positions in interest rate payer or receiver swaptions to limit losses and gains.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its day-to-day management of the Fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” (described below), and compared the Fund’s net expense ratio to those of its Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s proposed net expense ratio was within the higher range of net expense ratios of funds selected by Barrington Partners as most comparable (the “Peer Group”). The Board also considered that the Peer Group included multiple short-term bond ETFs with a mandate to enhance returns through the use of derivatives as part of their principal investment strategies but, unlike the Fund, many of these peer funds do not hedge against rising interest rates. Additionally, the Board noted that the Fund’s proposed net expense ratio was within the higher range of net expense ratios for a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board considered that the funds included in the Selected Peer Group were described by the Adviser as ETFs that seek to benefit from rising interest rates. The Board further noted, however, that although the funds in the Selected Peer

Vest 2 Year Interest Rate Hedge ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

Group offer a general hedge against rising interest rates, the Fund’s hedging strategy provides greater specificity than such funds with respect to its expected returns to investors, including expected caps and floors related to returns and losses, respectively. In addition, the Board considered that the Fund’s proposed net expense ratio was the same as that of the Vest 10 Year Interest Rate Hedge ETF.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the Advisory Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Vest ETFs

Federal Tax Information

(Unaudited)

For the fiscal period ended October 31, 2023, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	N/A

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal period ended October 31, 2023 was as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Funds were as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	N/A

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://www.vestfin.com/etfs. The Funds’ portfolio holdings are posted on their website at https://www.vestfin.com/etfs daily.

Vest ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://www.vestfin.com/etfs.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional Information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://www.vestfin.com/etfs.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at https://www.vestfin.com/etfs.

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Adviser

Vest Financial LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102

Distributor

Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Vest 10 Year Interest Rate Hedge ETF

Symbol – RYSE
CUSIP – 26922B659

Vest 2 Year Interest Rate Hedge ETF

Symbol – HYKE
CUSIP – 26922B584

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/08/2024

*	Print the name and title of each signing officer under his or her signature.